Plan Description (Details)	12 Months Ended
	Jun. 30, 2025 USD ($) year	Jun. 30, 2024 USD ($)
EBP, Description of Plan [Line Items]
Participant contribution, tranche two (percent)	2.00%
Matching contribution, tranche two (percent)	50.00%
EBP 001
EBP, Description of Plan [Line Items]
Assets transferred	$ 9,800,000
Maximum annual compensation (percent)	75.00%
Matching contribution, tranche one (percent)	100.00%
Participant contribution, tranche one (percent)	3.00%
Matching contribution (percent)	4.00%
Participant’s contributed compensation (percent)	5.00%
Employer contribution	$ 1,365,458	$ 1,384,403
Maximum borrowing amount	$ 50,000
Maximum borrowing (percent)	50.00%
Maximum borrowing	$ 1,000
Primary residence term loan	10 years
Basis spread on prime rate (percent)	1.00%
Vesting (percent)	100.00%
Vesting age | year	59.5
Cash out limit	$ 7,000
EBP 001 | Minimum
EBP, Description of Plan [Line Items]
General term loan	1 year
Participant loan interest (percent)	4.25%
EBP 001 | Maximum
EBP, Description of Plan [Line Items]
General term loan	5 years
Participant loan interest (percent)	9.50%